Subsequent Events - May 2026 Term Loan with Endurance Financial (Details) - Subsequent event - Term loan - Related party $ in Thousands	May 14, 2026 USD ($)
Organization and Nature of Operations
Amount of loan agreement	$ 2,000
Principal amount	$ 500
Interest rate	15.50%
Debt term (in months)	36 months